Nature of the Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 03, 2025	Apr. 17, 2023	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 02, 2023
Nature of the Business and Basis of Presentation [Line Items]
Price per share					$ 4
Purchase agreement (in Dollars)					$ 1,683
Prepayment amount (in Dollars)			$ 4,451	$ 4,451
Shares of common stock (in Shares)				8,512
Sponsor [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate purchase price (in Dollars)		$ 10,000
Sponsor [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate purchase price (in Dollars)		$ 10,000
Class A Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Purchased shares (in Shares)	109,670
Shares of common stock (in Shares)			8,512
Class A Common Stock [Member] | Sponsor [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchased shares (in Shares)		1,000,000
Class A Common Stock [Member] | Forward Purchase Agreement [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchased shares (in Shares)			425,606	425,606
Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate shares (in Shares)		1,000,000
Preferred stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member] | Sponsor [Member]
Nature of the Business and Basis of Presentation [Line Items]
Price per share		$ 10
Preferred stock par value		0.0001
Series A Preferred Stock [Member] | Sponsor [Member]
Nature of the Business and Basis of Presentation [Line Items]
Price per share		10
Preferred stock par value		$ 0.0001